Investments in associates and joint ventures - Movement of investments in associates and joint ventures (Details) - COP ($) $ in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Investments in associates and joint ventures
Opening balance	$ 8,048	$ 8,652	$ 8,652
Capital contributions	1		6
Effects of equity method through:
Profit or loss	418	398	710
Other comprehensive income	(296)		(671)
Dividends declared	(243)		(649)
Closing balance	7,998		8,048
Dividends received	251
Joint ventures
Investments in associates and joint ventures
Opening balance	5,585	6,073	6,073
Capital contributions	1		6
Effects of equity method through:
Profit or loss	329		565
Other comprehensive income	(241)		(590)
Dividends declared	(156)		(469)
Closing balance	5,588		5,585
Associates
Investments in associates and joint ventures
Opening balance	2,463	$ 2,579	2,579
Capital contributions	0
Effects of equity method through:
Profit or loss	89		145
Other comprehensive income	(55)		(81)
Dividends declared	(87)		(180)
Closing balance	$ 2,410		$ 2,463